Debt - Schedule of Institutional Secured Term & Secured Portfolio Loans (Details) $ in Thousands	Dec. 31, 2025 USD ($) assetPledgedAsCollateral engine aircraft	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Number of assets designated as collateral | assetPledgedAsCollateral	330
Number of aircraft pledged as collateral | aircraft	242
Number of engines pledged as collateral | engine	83
Secured
Debt Instrument [Line Items]
Amount outstanding | $	$ 7,310,852	$ 8,537,495
Secured | Institutional secured term loans & secured portfolio loans
Debt Instrument [Line Items]
Number of assets designated as collateral | assetPledgedAsCollateral	190
Amount outstanding | $	$ 5,292,379	6,238,520
Weighted average interest rate	4.87%
Number of aircraft pledged as collateral | aircraft	177
Number of engines pledged as collateral | engine	13
Secured | Setanta
Debt Instrument [Line Items]
Number of assets designated as collateral | assetPledgedAsCollateral	30
Amount outstanding | $	$ 700,000	1,000,000
Weighted average interest rate	5.42%
Secured | Hyperion
Debt Instrument [Line Items]
Number of assets designated as collateral | assetPledgedAsCollateral	15
Amount outstanding | $	$ 400,000	600,000
Weighted average interest rate	5.42%
Secured | Rhenium
Debt Instrument [Line Items]
Number of assets designated as collateral | assetPledgedAsCollateral	18
Amount outstanding | $	$ 760,451	815,738
Weighted average interest rate	5.06%
Secured | Archerfish
Debt Instrument [Line Items]
Number of assets designated as collateral | assetPledgedAsCollateral	14
Amount outstanding | $	$ 520,653	557,774
Weighted average interest rate	5.07%
Secured | Cesium
Debt Instrument [Line Items]
Number of assets designated as collateral | assetPledgedAsCollateral	14
Amount outstanding | $	$ 420,252	493,744
Weighted average interest rate	5.17%
Secured | Other secured facilities
Debt Instrument [Line Items]
Number of assets designated as collateral | assetPledgedAsCollateral	99
Amount outstanding | $	$ 2,491,023	$ 2,771,264
Weighted average interest rate	4.48%